UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut           November 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $112,492
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number               Name

1.                                     Addison Clark Capital, L.L.C.
2.                                     Addison Clark Fund, L.P.
3.                                     Addison Clark Offshore Fund, Ltd.

                        FORM 13F INFORMATION TABLE



FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2       COLUMN 3           COLUMN 4     COLUMN 5   COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 SECURITY_TYP   ID_CUSIP    (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS     SOLE  SHARED    NONE
--------------                 ------------   --------    --------   -------  --------   ----------  ----     ----  ------    ----
3COM CORP                      Common Stock   885535104    5,910    1,000,000 SH         SHARED      1, 2, 3   0    1,000,000   0
AES CORP                       Common Stock   00130H105    4,029      542,945 SH         SHARED      1, 2, 3   0      542,945   0
AFC ENTERPRISES INC            Common Stock   00104Q107    3,188      198,000 SH         SHARED      1, 2, 3   0      198,000   0
AGNICO EAGLE MINES LTD         Common Stock   008474108   10,197      825,000 SH         SHARED      1, 2, 3   0      825,000   0
ALLIED CAP CORP NEW            Common Stock   01903Q108    2,211       89,900 SH         SHARED      1, 2, 3   0       89,900   0
AMN HEALTHCARE SERVICES INC    Common Stock   001744101    7,612      468,700 SH         SHARED      1, 2, 3   0      468,700   0
ARENA PHARMACEUTICALS INC      Common Stock   40047102     2,808      390,000 SH         SHARED      1, 2, 3   0      390,000   0
ASCENTIAL SOFTWARE CORP        Common Stock   04362P207    3,243      174,998 SH         SHARED      1, 2, 3   0      174,998   0
BERKSHIRE HATHAWAY INC DEL     CL B           084670207   14,976        6,000 SH         SHARED      1, 2, 3   0        6,000   0
CHURCHILL DOWNS INC            Common Stock   171484108    4,518      120,000 SH         SHARED      1, 2, 3   0      120,000   0
CIMAREX ENERGY CO              Common Stock   171798101    6,787      346,300 SH         SHARED      1, 2, 3   0      346,300   0
CROSS CTRY HEATHCARE INC       Common Stock   227483104    3,030      216,400 SH         SHARED      1, 2, 3   0      216,400   0
HANOVER COMPRESSOR CO          Common Stock   410768105      347       35,000 SH         SHARED      1, 2, 3   0       35,000   0
IDT CORP                       CL B           448947309   15,712      870,000 SH         SHARED      1, 2, 3   0      870,000   0
INTEGRATED ALARM SVCS GROUP    Common Stock   45890M109      292       35,000 SH         SHARED      1, 2, 3   0       35,000   0
INTERWOVEN INC                 Common Stock   46114T102    1,345      500,000 SH         SHARED      1, 2, 3   0      500,000   0
JOHNSON & JOHNSON              Common Stock   478160104      495       10,000     CALL   SHARED      1, 2, 3   0       10,000   0
KMART HLDG CORPORATON          Common Stock   498780105    3,116      125,000 SH         SHARED      1, 2, 3   0      125,000   0
LIBERTY MEDIA CORP NEW         Com Ser A      530718105    4,586      460,000 SH         SHARED      1, 2, 3   0      460,000   0
MTR GAMING GROUP               Common Stock   553769100      578       66,700 SH         SHARED      1, 2, 3   0       66,700   0
MERCK & CO INC                 Common Stock   589331107    1,620       32,000     CALL   SHARED      1, 2, 3   0       32,000   0
PAN AMERICAN SILVER CORP       Common Stock   697900108    2,099      218,000 SH         SHARED      1, 2, 3   0      218,000   0
PENN NATL GAMING INC           Common Stock   707569109    6,769      317,500 SH         SHARED      1, 2, 3   0      317,500   0
SUNCOR ENERGY INC              Common Stock   867229106    5,194      280,000 SH         SHARED      1, 2, 3   0      280,000   0
TURNSTONE SYSTEMS INC          Common Stock   900423104    1,830      637,628 SH         SHARED      1, 2, 3   0      637,628   0

                                              Total:     112,492




03669.0001 #442074